Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 730,214	$ 735,701
Less current portion	(25,246)	(25,246)
Total	704,968	710,455
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	172,182	180,229
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 558,032	$ 555,472